Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels` depreciation	$ 1,248	$ 1,128	$ 2,443	$ 2,315
Depreciation on office furniture and equipment	9	12	17	22
Depreciation of right of use asset	78	78	156	156
Total	$ 1,335	$ 1,218	$ 2,616	$ 2,493